Schedule of Investments (unaudited)	iShares® Environmental Infrastructure and Industrials ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 5.8%
Advanced Drainage Systems Inc.	1,395	$114,348
Genuit Group PLC	5,040	17,122
TOTO Ltd.	3,200	108,542
		240,012
Chemicals — 5.3%
Albemarle Corp.	1,012	219,463

Commercial Services & Supplies — 13.6%
Befesa SA(a)	872	42,065
Biffa PLC(a)	4,892	24,094
Clean Harbors Inc.(b)	1,112	126,901
Derichebourg SA	2,012	11,911
Harsco Corp.(b)	1,676	10,542
Stericycle Inc.(b)	2,000	99,780
Tetra Tech Inc.	1,148	166,678
TOMRA Systems ASA	5,108	86,153
		568,124
Construction & Engineering — 3.8%
Stantec Inc.	2,424	116,152
Sweco AB, Class B	4,396	42,155
		158,307
Electronic Equipment, Instruments & Components — 7.7%
Badger Meter Inc.	632	68,907
Itron Inc.(b)	980	49,637
Landis+Gyr Group AG	532	37,602
Shimadzu Corp.	5,800	164,197
		320,343
Machinery — 27.4%
Construcciones y Auxiliar de Ferrocarriles SA	400	11,345
Evoqua Water Technologies Corp.(b)	2,548	100,901
Franklin Electric Co. Inc.	999	79,670
Lindsay Corp.	240	39,084
METAWATER Co. Ltd.	500	6,146
Mueller Water Products Inc., Class A	3,388	36,455
NFI Group Inc.	1,520	10,687
NGK Insulators Ltd.	5,600	70,995
Security	Shares	Value

Machinery (continued)
Norma Group SE	712	$12,865
Organo Corp.	600	13,317
Pentair PLC	3,584	161,208
Watts Water Technologies Inc., Class A	592	86,568
Westinghouse Air Brake Technologies Corp.	2,526	252,120
Xylem Inc./NY	2,322	256,744
		1,138,105
Metals & Mining — 2.1%
Asahi Holdings Inc.	1,600	23,373
Dowa Holdings Co. Ltd.	1,000	31,557
Sims Ltd.	3,496	30,993
		85,923
Multi-Utilities — 6.2%
Veolia Environnement SA	10,006	257,098

Professional Services — 5.6%
Arcadis NV	1,560	61,418
Intertek Group PLC	3,520	171,256
		232,674
Water Utilities — 22.2%
American States Water Co.	800	74,040
American Water Works Co. Inc.	1,664	253,627
California Water Service Group	1,172	71,070
Essential Utilities Inc.	5,044	240,750
Penno Group PLC	5,684	61,112
SJW Group	584	47,415
United Utilities Group PLC	14,884	177,839
		925,853
Total Investments — 99.7%
(Cost: $4,010,687)		4,145,902

Other Assets Less Liabilities — 0.3%		12,217

Net Assets — 100.0%		$4,158,119

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 11/01/22(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	$—	$0	(c)	$—	$—	$—	$—	—	$10	$—

(a)	Commencement of operations.
(b)	As of period end, the entity is no longer held.
(c)	Represents net amount purchased (sold)

Schedule of Investments (unaudited) (continued)	iShares® Environmental Infrastructure and Industrials ETF
December 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-MINI Russell 2000	1	03/17/23	$9	$(27)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,723,963	$1,421,939	$—	$4,145,902
Derivative financial instruments(a)
Liabilities
Futures Contracts	(27)	—	—	(27)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2